FIRST INVESTORS LIFE SERIES FUND
   95 Wall Street
   New York, NY 10005




                                        October 10, 1995



   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC 20549

          Re:  First Investors Life Series Fund
               File Nos. 2-98409 and 811-4325

   Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Life Series Fund (the "Fund") hereby certifies:

     (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

     (2) The text of Post-Effective Amendment No. 17 was filed electronically with the Commission.

                                        Very truly yours,

                                        FIRST INVESTORS LIFE SERIES FUND


                                        By:  /s/C. Durso

                                             C. Durso, Vice President